ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Payables And Accruals [Abstract]
ACCRUED EXPENSES

NOTE 16. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2015	2016
Accrued advertising expenses	$811	$1,961
Accrued professional fees	865	765
Accrued royalties	313	350
Accrued director compensation and liability insurance	238	272
Accrued outsourced development	52	75
Accrued incentive to distributors	63	57
Other	695	348
	$3,037	$3,828